Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
EBP, Description of Plan [Text Block]
2. Summary of Significant Provisions of the Plan

The following description of the Plan provides only general information. Participants should refer to the Summary Plan Description for a complete description of the Plan's provisions.

a) General. The Plan is a defined contribution plan covering eligible employees of Markel Group and its participating subsidiaries (the Company). Employees of the Company, age 18 or older, are eligible for participation in the Plan upon date of employment, with matching Company contributions commencing after one year of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). An administrative committee, appointed by the Plan Administrator, is responsible for administering the Plan and overseeing the Plan record keeper who carries out the day-to-day operations of the Plan. The assets of the Plan are held in trust under an agreement with Fidelity Management Trust Company (the Trustee), with administrative services provided by a division of Fidelity Investments Institutional Operations Company, Inc. (Fidelity Investments).

b) Contributions. The Company contributes to the Plan each year, subject to service requirements, an amount equal to 6% of each participant's eligible compensation. The Company also contributes under the matching provision of the Plan an amount equal to 100% of the first 2% and 50% of the next 2% of compensation contributed by a participant, not to exceed 3% of the participant's eligible compensation for any such year. Participants may contribute, in whole percentage increments, up to 50% of their annual compensation on a pre-tax basis up to a limit of $23,500 and $23,000 in 2025 and 2024, respectively. In addition, participants who reach age 50 before the close of the plan year can elect to make a "catch-up contribution" up to a limit of $7,500 in 2025 and 2024. Beginning in 2025, participants who reach age 60 to 63 before the close of the plan year have a catch-up contribution limit of $11,250. One-third of the employer's contributions are allocated to Markel Group common stock; however, once the funds are invested in Markel Group common stock, participants can redirect these funds at their discretion. The allocation of participant contributions and the remaining two-thirds of the employer contributions to the various funds is based upon the individual participant's election. Participants may designate all or some of their contributions, including catch-up contributions, as Roth deferrals, which represent after-tax contributions to the Plan.

Newly hired employees are automatically enrolled in the Plan at a contribution rate of 4% of eligible compensation. Employees are also subject to a 1% annual increase in these contributions, up to a maximum contribution rate of 10%. Employees receive notice regarding these deemed elections before the automatic contributions begin and may opt out of the automatic contributions by either electing a different contribution percentage or electing not to contribute. Once a year, all active and eligible participants with a 0% deferral election are automatically enrolled at a new contribution rate of 4% of compensation, provided they have not made a 0% deferral election within the preceding six months. If the employee does not direct their contributions, amounts will be invested in a Fidelity Freedom collective investment trust based on the employee's age and deemed target retirement date.

Rollover contributions, as shown in the accompanying Statements of Changes in Assets Available for Benefits, represent participant account balances rolled over into the Plan from other qualified plans.

c) Participant Accounts. Each participant's account is credited with both the participant's and the Company's contributions to the Plan and earnings thereon. The posting of earnings is made on a daily basis.

d) Vesting and Plan Termination. Participants are immediately vested in their own contributions plus earnings thereon. Vesting in the Company's contributions plus earnings thereon is based on years of service as follows:

Years of Vesting Service	Vested Percentage
Less than two years of service	0%
Two years of service	20%
Three years of service	50%
Four or more years of service	100%
In accordance with the provisions of the Plan, any portion of the Company's contributions that have not vested at the time of a participant's withdrawal will be forfeited by the participant and applied to reduce future Company contributions or pay administrative expenses of the Plan. For the years ended December 31, 2025 and 2024, forfeited amounts totaled $1,403,066 and $1,134,688, respectively. Forfeitures of $1,329,071 and $1,324,841 were used to reduce employer contributions in 2025 and 2024, respectively. In addition, forfeitures of $97,439 and $86,905 were used to pay consulting services for the Plan in 2025 and 2024, respectively. Unused forfeitures were $71,878 at December 31, 2025, which will primarily be utilized to reduce employer contributions in 2026.

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would become 100% vested in their respective portion of the Company's contributions plus earnings thereon.

e) Payment of Benefits. The Plan provides for benefits to be paid upon retirement, disability, death, or separation other than retirement, as defined by the Summary Plan Description. Benefit payments for the value of the participant's vested account are generally made in a lump sum. Participants may apply to withdraw all or part of their vested balance subject to specific hardship and in-service withdrawal provisions of the Plan.

f) Plan Expenses. Administrative expenses of the Plan are either charged to participants and paid out of Plan assets or paid directly by the Company. Administrative expenses charged to participants and included in administrative expenses in the Statements of Changes in Assets Available for Benefits primarily relate to providing administrative and recordkeeping services, personalized planning and advice, consulting services for the Plan, and loan maintenance services. Other administrative expenses, such as audit, legal, and trustee fees, are paid directly by the Company and are therefore excluded from these financial statements.

Investment management fees and any other investment-related expenses for each of the investment options are charged to the operations of the respective investment, and are included in net appreciation in fair value of investments in the Statements of Changes in Assets Available for Benefits.

g) Participant Loans. Plan participants may apply to the administrative committee for loans from their vested account balances, subject to terms, conditions, procedures, and rules established by the administrative committee. Under the terms of the Plan, participants generally may borrow from their accounts a minimum of $1,000 up to a maximum of the lesser of $50,000 or 50% of the vested value of the participant's account. Loans bear interest at a market rate in effect at the time of the loan and are repayable in accordance with terms established by the Plan. Loans not repaid within the timeframe specified by the administrative committee are considered to be in default and treated as a distribution to the participant.

h) Investment Options. The Plan offers 27 investment options - Markel Group common stock, 15 collective investment trusts, and 11 mutual funds. In 2025, the Plan replaced its target retirement date mutual fund investment options with target retirement date collective investment trusts and transferred the funds in the target retirement date mutual funds to the corresponding target retirement date collective investments trusts. Participants can change investment options daily, except for Markel Group common stock for which participants may change investment options on a real-time basis.